Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 145,623	$ 93,202
Restricted cash	19,494	16,168
Accounts receivable, net	47,942	18,584
Inventories	16,029	11,392
Prepaid expenses and other current assets	37,153	24,818
Income taxes receivable	5,249	20,807
Deferred income taxes	8,149	7,766
Total current assets	279,639	192,737
Property and equipment, net	3,383,371	2,233,563
Assets held for development	1,119,403	925,614
Investments in unconsolidated subsidiaries, net	5,185	394,220
Debt financing costs, net	34,993	12,403
Restricted investments	48,168	0
Other assets, net	65,240	26,086
Intangible assets, net	539,714	461,758
Goodwill, net	213,576	213,576
Total assets	5,689,289	4,459,957
Current liabilities
Current maturities of long-term debt	25,690	652
Non-recourse obligations of variable interest entity	243,059	0
Accounts payable	49,546	39,127
Construction payables	7,637	34,128
Note payable	0	46,875
Income taxes payable	6,504	0
Accrued liabilities	278,469	174,577
Total current liabilities	610,905	295,359
Long-term debt, net of current maturities	3,193,065	2,576,911
Deferred income taxes	362,174	335,159
Other long-term tax liabilities	44,813	32,703
Other liabilities	83,589	63,456
Commitments and contingencies (Note 12)
Stockholders’ equity
Preferred stock, $0.01 par value, 5,000,000 shares authorized	0	0
Common stock, $0.01 par value, 200,000,000 shares authorized; 86,244,978 and 86,130,454 shares outstanding	862	861
Additional paid-in capital	635,028	623,035
Retained earnings	560,909	550,599
Accumulated other comprehensive loss, net	(7,594)	(18,126)
Total Boyd Gaming Corporation stockholders’ equity	1,189,205	1,156,369
Noncontrolling interest	205,538	0
Total stockholders’ equity	1,394,743	1,156,369
Total liabilities and stockholders’ equity	$ 5,689,289	$ 4,459,957